Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of other (income) and expense

($ in millions)
For the year ended December 31:	2022		2021	2020
Other (income) and expense
Foreign currency transaction losses/(gains)*	$(643)		$(204)	$114
(Gains)/losses on derivative instruments	225		205	(101)
Interest income	(162)		(52)	(105)
Net (gains)/losses from securities and investment assets	278		(133)	(22)
Retirement-related costs/(income)	6,548	**	1,282	1,073
OtherÈ	(443)		(225)	(156)
Total other (income) and expense	$5,803		$873	$802

*

The company uses financial hedging instruments to limit specific currency risks related to foreign currency-based transactions. The hedging program does not hedge 100 percent of currency exposures and defers, versus eliminates, the impact of currency. Refer to note T, “Derivative Financial Instruments,” for additional information on foreign exchange risk.

** Includes a one-time, non-cash pension settlement charge of $5.9 billion. Refer to note V, “Retirement-Related Benefits,” for additional information.

È Other primarily consists of (gains)/losses from divestitures, dispositions of land/buildings and other.